SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2013 CNY (¥) shares	Dec. 31, 2015 $ / ¥	Dec. 31, 2015 ¥ / $	Nov. 30, 2011 CNY (¥)
Summary Of Accounting Policies [Line Items]
Renminbi exchange rate to USD							1.00	6.4778
Impairment of investment in non-consolidated affiliate				¥ 35,085,293
Employee loan program, maximum amount									¥ 100,000,000
Payments to fund employee loans		¥ 4,685,000		4,999,000		¥ 8,518,187
Employee loans, current		3,051,018		3,432,785
Employee loans, noncurrent		¥ 5,728,265		7,632,434
Indefinite-lived intangible assets impairment charge						¥ 1,740,000
Goodwill impairment charges				¥ 5,524,213
Intangible assets impairment charges		¥ 40,401,740				¥ 177,000
Contributions to employee benefit plans		116,583,265		¥ 87,117,949		65,418,062
Advertising expenses		334,764,989		388,847,145		¥ 409,924,042
Prepaid marketing expenses		¥ 23,395,626		¥ 40,535,603
ADS [Member]
Summary Of Accounting Policies [Line Items]
Repurchase of ADSs | shares			56,367	56,367
Value of ADSs repurchased | $			$ 0.7
Previously purchased ADSs reissued, shares | shares			563,811	563,811	757,178	757,178
Non-consolidated affiliates [Member]
Summary Of Accounting Policies [Line Items]
Impairment of investment in non-consolidated affiliate		¥ 459,253		¥ 35,085,293
Minimum [Member] | Leasehold improvements [Member]
Summary Of Accounting Policies [Line Items]
Estimated useful life	1 year	1 year
Maximum [Member] | Leasehold improvements [Member]
Summary Of Accounting Policies [Line Items]
Estimated useful life	10 years	10 years